Other Commitments with Third Parties and Other Contingent Liabilities (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€) Y item director	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Other Commitments with Third Parties and Other Contingent Liabilities
Annual contribution to defined contribution pension plans | €		€ 777		€ 725
Agreements with employees/directors | director		69
Number of executives with whom contract entered | item		6
Percentage of annual bonus in Grifols Class B Shares or Grifols ADS		50.00%
Matching percentage to the employees contribution		50.00%
Vesting Period	2 years 1 day	2 years 1 day
Exchange ratio		1
Amount settled under RSU plan | €		€ 7,914
Equity-settled commitment | €		€ 12,652		€ 13,871
Percentage of groups contribution to match first 3% of employees		100.00%
Percentage of groups contribution to match the next 2% of employees		50.00%
Total cost of matching contributions | $	$ 20.7		$ 18.9
Minimum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors		2
Number of years of salary for executives		1
Maximum
Other Commitments with Third Parties and Other Contingent Liabilities
Number of years of salary for employees/directors		5
Number of years of salary for executives		4